October 3, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549-1004

RE:    The American Funds Tax-Exempt Series I
               File Nos.  33-5270
                                 811-4653

Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on September 29, 2006 of Registrant's Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 26 under the Investment Company Act of 1940.

Sincerely,

/s/ Burton L. Raimi
Secretary